Other information about investments - Subsidiaries - Refining & Marketing and Chemical (Details)	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2020 HUF (Ft)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 GHS (GH₵)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 XAF ( )	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Subsidiaries
Share capital													€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital													4,005,358,876	€ 4,005,358,876
Refining & Marketing | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Ecofuel SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital													52,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Eni4Cities SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital													50,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Subsidiaries Two [Member] | Ecofuel SpA [Member]
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Eni Fuel SpA
Registered office	Rome
Country of operation	Italy
Share capital													58,944,310
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Three [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Eni Trade & Biofuels SpA (former Eni Energia Srl)
Registered office	Rome
Country of operation	Italy
Share capital													3,050,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Four [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	Petroven Srl
Registered office	Genova
Country of operation	Italy
Share capital													918,520
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Five [Member] | Ecofuel SpA [Member]
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	Raffineria di Gela SpA
Registered office	Gela (CL)
Country of operation	Italy
Share capital													15,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Six [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	SeaPad SpA
Registered office	Genova
Country of operation	Italy
Share capital													12,400,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Subsidiaries Seven [Member] | Third parties
Subsidiaries
% Ownership	20.00%
Refining & Marketing | Italy | Subsidiaries Seven [Member] | Ecofuel SpA [Member]
Subsidiaries
% Ownership	80.00%
Refining & Marketing | Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	Servizi Fondo Bombole Metano SpA
Registered office	Rome
Country of operation	Italy
Share capital													13,580,000.20
Consolidation or valuation method	Co.
Refining & Marketing | Italy | Subsidiaries Eight [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Nine [Member]
Subsidiaries
Company name	Eni Abu Dhabi Refining & Trading BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital													20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Nine [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Ten [Member]
Subsidiaries
Company name	Eni Abu Dhabi Refining & Trading Services BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital													20,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Ten [Member] | Eni Abu Dhabi R&T BV [Member]
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Eni Austria GmbH
Registered office	Wien (Austria)
Country of operation	Austria
Share capital													78,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Eni International BV
Subsidiaries
% Ownership	75.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Eni Deutsch.GmbH [Member]
Subsidiaries
% Ownership	25.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Eni Benelux BV
Registered office	Rotterdam (Netherlands)
Country of operation	Netherlands
Share capital													1,934,040
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twelve [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Eni Deutschland GmbH
Registered office	Munich (Germany)
Country of operation	Germany
Share capital													90,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Eni International BV
Subsidiaries
% Ownership	89.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	11.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Eni Ecuador SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $												$ 103,142.08
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | Eni International BV
Subsidiaries
% Ownership	99.93%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | Esain SA [Member]
Subsidiaries
% Ownership	0.07%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Eni France Sàrl
Registered office	Lyon (France)
Country of operation	France
Share capital													56,800,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Eni Iberia SLU
Registered office	Alcobendas (Spain)
Country of operation	Spain
Share capital													17,299,100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Eni Lubricants Trading (Shanghai) Co Ltd
Registered office	Shanghai (China)
Country of operation	China
Share capital													5,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Eni Marketing Austria GmbH
Registered office	Wien (Austria)
Country of operation	Austria
Share capital													19,621,665.23
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | Eni Minerallh.GmbH [Member]
Subsidiaries
% Ownership	99.99%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Eni Mineralölhandel GmbH
Registered office	Wien (Austria)
Country of operation	Austria
Share capital													34,156,232.06
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Eni Austria GmbH [Member]
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Eni Schmiertechnik GmbH
Registered office	Wurzburg (Germany)
Country of operation	Germany
Share capital													2,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty [Member] | Eni Deutsch.GmbH [Member]
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	Eni Suisse SA
Registered office	Lausanne (Switzerland)
Country of operation	Switzerland
Share capital | SFr								SFr 102,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty One [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	Eni Trading & Shipping Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $												36,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Two [Member] | ETS SpA [Member]
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	Eni Transporte y Suministro México, S. de RL de CV
Registered office	Mexico City (Mexico)
Country of operation	Mexico
Share capital | $					$ 3,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Eni International BV
Subsidiaries
% Ownership	99.90%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.10%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	Eni USA R&M Co Inc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $												11,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	Esacontrol SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $												60,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Third parties
Subsidiaries
% Ownership	13.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Eni Ecuador SA [Member]
Subsidiaries
% Ownership	87.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Six [Member]
Subsidiaries
Company name	Esain SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $												30,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Six [Member] | Eni Ecuador SA [Member]
Subsidiaries
% Ownership	99.99%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member]
Subsidiaries
Company name	Oléoduc du Rhône SA
Registered office	Valais (Switzerland)
Country of operation	Switzerland
Share capital | SFr								SFr 7,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member]
Subsidiaries
Company name	OOO "Eni-Nefto"
Registered office	Moscow (Russia)
Country of operation	Russia
Share capital | ₽	₽ 1,010,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member] | Eni International BV
Subsidiaries
% Ownership	99.01%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.99%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member]
Subsidiaries
Company name	Tecnoesa SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $												36,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member] | Eni Ecuador SA [Member]
Subsidiaries
% Ownership	99.99%
Chemicals | Italy | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Versalis SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital													1,364,790,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Italy | Subsidiaries Thirty [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty One [Member]
Subsidiaries
Company name	Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság
Registered office	Budapest (Hungary)
Country of operation	Hungary
Share capital | Ft			Ft 4,332,947,072
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty One [Member] | Versalis SpA [Member]
Subsidiaries
% Ownership	96.34%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty One [Member] | Versalis Deutsc GmbH [Member]
Subsidiaries
% Ownership	1.83%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty One [Member] | Versalis Int. SA [Member]
Subsidiaries
% Ownership	1.83%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Two [Member]
Subsidiaries
Company name	Versalis Americas Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $												$ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Two [Member] | Versalis International SA [Member]
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Three [Member]
Subsidiaries
Company name	Versalis Congo Sarlu
Registered office	Pointe-Noire (Republic of the Congo)
Country of operation	Republic of the Congo
Share capital |										1,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Three [Member] | Versalis International SA [Member]
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Four [Member]
Subsidiaries
Company name	Versalis Deutschland GmbH
Registered office	Eschborn (Germany)
Country of operation	Germany
Share capital													100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Four [Member] | Versalis SpA [Member]
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Five [Member]
Subsidiaries
Company name	Versalis France SAS
Registered office	Mardyck (France)
Country of operation	France
Share capital													126,115,582.90
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Five [Member] | Versalis SpA [Member]
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Six [Member]
Subsidiaries
Company name	Versalis International SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
Share capital													€ 15,449,173.88
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Versalis SpA [Member]
Subsidiaries
% Ownership	59.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Versalis Deutsc GmbH [Member]
Subsidiaries
% Ownership	23.71%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Dunastyr Zrt [Member]
Subsidiaries
% Ownership	14.43%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Versalis France [Member]
Subsidiaries
% Ownership	2.86%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member]
Subsidiaries
Company name	Versalis Kimya Ticaret Limited Sirketi
Registered office	Istanbul (Turkey)
Country of operation	Turkey
Share capital | ₺		₺ 20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member] | Versalis Int. SA [Member]
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member]
Subsidiaries
Company name	Versalis México S. de R.L. de CV
Registered office	Mexico City (Mexico)
Country of operation	Mexico
Share capital | $					$ 1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member] | Versalis SpA [Member]
Subsidiaries
% Ownership	1.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member] | Versalis Int. SA [Member]
Subsidiaries
% Ownership	99.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member]
Subsidiaries
Company name	Versalis Pacific (India) Private Ltd
Registered office	Mumbai (India)
Country of operation	India
Share capital | ₨				₨ 238,700
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member] | Versalis Sing P Ltd [Member]
Subsidiaries
% Ownership	99.99%
Chemicals | Foreign (outside Italy) | Subsidiaries Forty [Member]
Subsidiaries
Company name	Versalis Pacific Trading (Shanghai) Co Ltd
Registered office	Shanghai (China)
Country of operation	China
Share capital | ¥						¥ 1,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Forty [Member] | Versalis SpA [Member]
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Forty One [Member]
Subsidiaries
Company name	Versalis Singapore Pte Ltd
Registered office	Singapore (Singapore)
Country of operation	Singapore
Share capital | $											$ 80,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Forty One [Member] | Versalis SpA [Member]
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Two [Member]
Subsidiaries
Company name	Versalis UK Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £									£ 4,004,042
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Two [Member] | Versalis SpA [Member]
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Three [Member]
Subsidiaries
Company name	Versalis Zeal Ltd
Registered office	Tokoradi (Ghana)
Country of operation	Ghana
Share capital | GH₵							GH₵ 5,650,000
% Equity ratio	80.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Three [Member] | Third parties
Subsidiaries
% Ownership	20.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Three [Member] | Versalis Int. SA [Member]
Subsidiaries
% Ownership	80.00%